Segment information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables present our segment information for the years ended December 31, 2014, 2015 and 2016. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year Ended December 31, 2014
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€210,241	€73,316	€25,595	€0	€309,152
Other revenue	0	0	0	180	180
Total revenue	210,241	73,316	25,595	180	309,332
Advertising spend	162,358	81,110	27,899	0	271,367
ROAS contribution	€47,883	€(7,794)	€(2,304)	€180	€37,965
Costs and expenses:
Cost of revenue, including related party, excluding amortization					1,443
Other selling and marketing(1)					14,867
Technology and content					15,388
General and administrative, including related party shared service fee					6,536
Amortization of intangible assets					30,025
Operating income (loss)					(30,294)
Other income (expense)
Interest expense					(11)
Other, net					(1,435)
Total other income (expense), net					(1,446)
Income (loss) before income taxes					(31,740)
Provision for income taxes					(8,644)
Net loss					€(23,096)

(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

	Year Ended December 31, 2015
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€259,568	€171,910	€58,762	€0	€490,240
Other revenue	0	0	0	2,843	2,843
Total revenue	259,568	171,910	58,762	2,843	493,083
Advertising spend	194,886	169,415	67,872	0	432,173
ROAS contribution	€64,682	€2,495	€(9,110)	€2,843	€60,910
Costs and expenses:
Cost of revenue, including related party, excluding amortization					2,946
Other selling and marketing(1)					29,046
Technology and content					28,693
General and administrative, including related party shared service fee					18,065
Amortization of intangible assets					30,030
Operating income (loss)					(47,870)
Other income (expense)
Interest expense					(147)
Other, net					(2,667)
Total other income (expense), net					(2,814)
Income (loss) before income taxes					(50,684)
Provision for income taxes					(11,318)
Net loss					€(39,366)

(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

	Year Ended December 31, 2016
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€348,909	€286,398	€110,517	€0	€745,824
Other revenue	0	0	0	8,345	8,345
Total revenue	348,909	286,398	110,517	8,345	754,169
Advertising spend	257,471	243,176	122,805	0	623,452
ROAS contribution	€91,438	€43,222	€(12,288)	€8,345	€130,717
Costs and expenses:
Cost of revenue, including related party, excluding amortization					4,273
Other selling and marketing(1)					51,277
Technology and content					51,658
General and administrative, including related party shared service fee					54,097
Amortization of intangible assets					13,857
Operating income (loss)					(44,445)
Other income (expense)
Interest expense					(137)
Other, net					(139)
Total other income (expense), net					(276)
Income (loss) before income taxes					(44,721)
Provision for income taxes					6,670
Net loss					€(51,391)

(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table presents revenue by geographic area for the years ended December 31, 2014, 2015 and 2016. Referral revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-referral revenue was allocated based upon the location of the customer using the service.

	Year ended December 31,
(in thousands)	2014	2015	2016
Total Revenues
United States	€54,560	€128,891	€199,423
Germany	57,826	67,470	76,599
United Kingdom	46,707	61,541	86,745
Spain	25,776	29,206	37,715
Italy	23,197	26,394	31,272
Canada	15,422	23,156	33,112
All other countries	85,844	156,425	289,303
	€309,332	€493,083	€754,169

The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2015 and 2016:

(in thousands)	Years ended December 31,
	2015	2016
Property and equipment, net
Germany	€12,676	€46,098
All other countries	177	764
	€12,853	€46,862